Taxation (Unrecognized Tax Benefits) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Reconciliation of Unrecognized Tax Benefits
Balance at January 1,		$ 207.8	[1]	$ 355.2	[1]	$ 278.7
Increases based on tax positions related to the current year		27.0		20.3		56.8
Decreases based on tax positions taken in the current year		0.0		0.0		(0.5)
Increases for tax positions taken in prior years		21.8		64.2		34.5
Decreases for tax positions taken in prior years		(30.6)		(211.0)		(0.8)
Decreases resulting from settlements with the taxing authorities		(1.2)		(9.4)		0.0
Decreases as a result of expiration of the statute of limitations		(4.4)		(0.6)		(0.6)
Foreign currency translation adjustments	[2]	(4.1)		(10.9)		(12.9)
Balance at December 31,	[1]	216.3		207.8		355.2
Income Tax Contingency [Line Items]
Income tax penalties and interest expense		0.8		(103.1)		0.4
Income tax penalties and interest expense accrued		26.5		25.8		112.2
Unrecognized tax benefits that would impact effective tax rate if recognized		207.0		$ 181.0		$ 355.0
Future decrease in the unrecognized tax benefit		$ 60.0

[1]	Approximately $207m (2014: $181m, 2013: $355m) of which would affect the effective rate if recognized.
[2]	Recognized within Other Comprehensive Income